Litigation (Tables)	12 Months Ended
Dec. 31, 2021
Litigation provisions
Litigation provisions
2021
CHF million
Balance at beginning of period	1,660
Increase in litigation accruals	1,541
Decrease in litigation accruals	(68)
Decrease for settlements and other cash payments	(1,630)
Foreign exchange translation	36
Balance at end of period	1,539